DERIVATIVES Q - Collateral Payable Associated With Derivative Positions (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Collateral payable associated with derivatives	$ 48,504	$ 61,060
Assets posted as collateral associated with derivatives	1,220	0	$ 17,375
Collateral payable — Digital assets
Derivative [Line Items]
Collateral payable associated with derivatives	37,716	30,600
Assets posted as collateral associated with derivatives	0	0	15,284
Collateral payable — Cash
Derivative [Line Items]
Collateral payable associated with derivatives	10,788	30,460
Assets posted as collateral associated with derivatives	$ 1,220	$ 0	$ 2,091